Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Research and development tax credits	$ 59	$ 126	$ 126	$ 227